Touchstone Sands Capital International Growth Equity Fund Investment Strategy - Touchstone Sands Capital International Growth Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in foreign countries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. The Fund will generally consider qualifying investments to be in companies of any size that are organized under the laws of, or maintain their principal place of business in a foreign country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their productive assets, as determined by the Fund’s sub-adviser, Sands Capital Management, LLC (“Sands Capital”), in such countries. The Fund generally invests in a concentrated portfolio of 25 to 40 issuers, with position sizes weighted by the conviction Sands Capital has in the investment opportunity. Issuers are selected through fundamental research undertaken by Sands Capital. The Fund may also invest up to 30% of its assets in issuers in emerging market or frontier market countries. The Fund classifies emerging markets countries as those countries not included in the MSCI World Index, a developed market index. As of December 31, 2024, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets. In selecting securities for the Fund, Sands Capital utilizes proprietary, fundamental, business-focused research to identify companies for investment that it believes have the capacity to generate sustainable, above-average growth over a five-year time horizon. This “bottom-up” approach to investment selection focuses on a company’s long-term business fundamentals, as opposed to sector or regional allocations. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors relative to the stated benchmark. Sands Capital seeks to identify leading growth businesses that meet the following criteria: ●Sustainable above-average earnings growth ●Leadership position in a promising business space ●Significant competitive advantage/unique business franchise ●Clear mission and value-added focus ●Financial strength ●Rational valuation relative to the market and business prospects As part of the evaluation of a company, Sands Capital may consider corporate governance, social, and environmental practices (collectively, “ESG”) when it believes such practices may be material to the long-term shareowner value-creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG practices vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these practices is integrated into the investment decision making process to the extent it believes they may affect a company’s value creation potential. Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.